INVESTMENTS - Derivatives, Gross Collateral Amounts, Liabilities (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Net Amounts Presented in the Balance Sheets	$ 1,900,000,000	$ 1,887,000,000	$ 3,593,000,000
Liabilities:
Net Amounts Presented in the Balance Sheets	1,900,000,000	1,887,000,000	3,593,000,000
Collateral (Received)/Held
Other accrued liabilities, current	9,000,000	5,000,000	7,000,000
Securities sold under agreements to repurchase
Liabilities:
Net Amounts Presented in the Balance Sheets	1,891,000,000	1,882,000,000	3,586
Securities sold under agreement to repurchase, Financial Instruments	1,891,000,000	1,988,000,000	(3,467)
Securities sold under agreement to repurchase, Cash	0	21,000,000	(115)
Net Amounts	0	(127,000,000)	4
Liabilities:
Net Amounts Presented in the Balance Sheets	1,891,000,000	1,882,000,000	3,586
Collateral (Received)/Held
Net Amounts	$ 0	(127,000,000)	4
Securities sold under agreements to repurchase | Other financial liabilities
Liabilities:
Net Amounts Presented in the Balance Sheets			3,639
Net Amounts			3,639
Liabilities:
Net Amounts Presented in the Balance Sheets			3,639
Collateral (Received)/Held
Net Amounts			3,639
Securities sold under agreements to repurchase | Other liabilities
Liabilities:
Net Amounts Presented in the Balance Sheets		4,053,000,000	3,720
Securities sold under agreement to repurchase, Financial Instruments		0
Securities sold under agreement to repurchase, Cash		0
Net Amounts		4,053,000,000	3,720
Liabilities:
Net Amounts Presented in the Balance Sheets		4,053,000,000	3,720
Collateral (Received)/Held
Net Amounts		4,053,000,000	3,720
Securities sold under agreements to repurchase | Other Derivatives
Liabilities:
Net Amounts Presented in the Balance Sheets			81
Net Amounts			81
Liabilities:
Net Amounts Presented in the Balance Sheets			81
Collateral (Received)/Held
Net Amounts			$ 81
Securities sold under agreements to repurchase | Other financial liabilities
Liabilities:
Net Amounts Presented in the Balance Sheets		4,053,000,000
Securities sold under agreement to repurchase, Financial Instruments		0
Securities sold under agreement to repurchase, Cash		0
Net Amounts		4,053,000,000
Liabilities:
Net Amounts Presented in the Balance Sheets		4,053,000,000
Collateral (Received)/Held
Net Amounts		$ 4,053,000,000